American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND
(INVESTOR CLASS)

Supplement dated October 24, 2005 * Prospectus dated January 1, 2005

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE JANUARY 1, 2006.

THROUGHOUT THE PROSPECTUS, ALL REFERENCES TO "California Intermediate-Term
Tax-Free" FUND SHOULD BE REPLACED WITH "California Tax-Free Bond" FUND.

THE FOLLOWING CHART AND PARAGRAPH REPLACE THE CHART ON PAGE 2 IN THE
OVERVIEW OF THE FUNDS SECTION:

FUND                   PRIMARY INVESTMENTS         PRINCIPAL RISKS
--------------------------------------------------------------------------------
California             High-quality, very          California economic risk
Tax-Free               short-term debt             Lowest credit risk
Money                  securities                  Lowest interest rate risk
Market                                             Lowest liquidity risk
--------------------------------------------------------------------------------
California             Quality debt                California economic risk
Limited-Term           securities with             Moderate credit risk
Tax-Free               a weighted                  Low interest rate risk
                       average maturity            Moderate liquidity risk
                       of 1-5 years
--------------------------------------------------------------------------------
California             Quality debt                California economic risk
Tax-Free               securities of all           Moderate credit risk
Bond                   maturity ranges             Moderate interest rate risk
                                                   Moderate liquidity risk
--------------------------------------------------------------------------------
California             Quality debt                California economic risk
Long-Term              securities with             Moderate credit risk
Tax-Free               a weighted                  High interest rate risk
                       average maturity            Moderate liquidity risk
                       of 10 or more
                       years
--------------------------------------------------------------------------------

The description of the risks for California Tax-Free Bond in each category
(interest rate, credit and liquidity) represents our best estimate of the fund's overall risk on average. Because the fund may invest in securities of all maturity ranges, the risks may fluctuate as the portfolio manager repositions the fund in response to changing market conditions.

THE FOLLOWING PARAGRAPH IS INSERTED FOLLOWING THE MUNICIPALITIES CALL OUT UNDER
THE HEADING, HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?, ON PAGE 10.

California Limited-Term Tax-Free will typically invest in California municipal securities with maturities of one to ten years. Under normal market conditions, the fund's weighted average maturity is expected to be one to five years.
California Long-Term Tax-Free will typically invest in California municipal securities with maturities of seven or more years. Under normal market conditions, the fund's weighted average maturity is expected to be ten or more years. By contrast, California Tax-Free Bond may invest in California municipal securities of all maturity ranges, and therefore its weighted average maturity may fluctuate as the portfolio manager repositions the fund in response to changing market conditions.

DELETE THE SECTION TITLED, WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?, ON PAGE
11.

THE FOLLOWING SECTION REPLACES THE SECTION TITLED, A COMPARISON OF BASIC RISK
FACTORS, ON PAGE 13:

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds. The description of the risks for
California Tax-Free Bond in each category represents our best estimate of the fund's overall risk on average. Because the fund may invest in securities of all maturity ranges, the risks may fluctuate as the portfolio manager repositions the fund in response to changing market conditions.

                          INTEREST RATE RISK     CREDIT RISK     LIQUIDITY RISK
--------------------------------------------------------------------------------
California Tax-Free       Lowest                 Lowest          Lowest
Money Market
--------------------------------------------------------------------------------
California                Low                    Moderate        Moderate
Limited-Term
Tax-Free
--------------------------------------------------------------------------------
California                Moderate               Moderate        Moderate
Tax-Free Bond
--------------------------------------------------------------------------------
California                High                   Moderate        Moderate
Long-Term
Tax-Free
--------------------------------------------------------------------------------

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-46410 0510